Royalty, Stream and Other Interests - Bonikro Gold Stream (Details) - Bonikro Gold Stream	May 27, 2020 USD ($) oz
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream production, price per ounce | $	$ 400
Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, delivery percentage	6.00%
Gold stream agreement, number of ounces outturned, production milestone	650,000
Gold stream agreement, ounces delivered, production milestone	39,000
Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, delivery percentage	3.50%
Gold stream agreement, number of ounces outturned, production milestone	1,300,000
Gold stream agreement, ounces delivered, production milestone	61,750
Trigger Three
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, delivery percentage	2.00%